Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade accounts receivable	$ 538	$ 460
Unbilled accounts receivable	575	562
Allowance for doubtful accounts	(33)	(31)
Total accounts receivable	1,080	991
Income tax receivable	91	8
Other	186	132
Accounts receivable and other current assets	$ 1,357	$ 1,131